Payables and accruals (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Payables and accruals
Trade payables	SFr 253,290	SFr 984,384
Social security and other taxes	22,649	164,609
Accrued expenses	518,848	1,235,357
Total payables and accruals	SFr 794,787	SFr 2,384,350
Maturity period of payables	3 months
Increase (decrease) in payables and accruals	SFr (1,600,000)